FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Impaired Loans, Fair Value of Collateral, Allowances for Loan Losses (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Direct credits and allowances [Abstract]
Allowance for loan losses	S/ 8,378,895	S/ 8,645,945
Impaired [Member]
Direct credits and allowances [Abstract]
Impaired loans	9,818,030	10,918,146
Fair value of collateral	6,209,616	6,988,837
Allowance for loan losses	5,349,347	5,718,680
Commercial Loans [Member]
Direct credits and allowances [Abstract]
Impaired loans	5,028,223	6,100,142
Fair value of collateral	3,979,625	5,013,453
Allowance for loan losses	2,159,115	2,330,978
Residential Mortgage Loans [Member]
Direct credits and allowances [Abstract]
Impaired loans	1,643,883	1,468,747
Fair value of collateral	1,401,503	1,257,251
Allowance for loan losses	819,671	785,261
Micro-Business Loans [Member]
Direct credits and allowances [Abstract]
Impaired loans	1,686,829	1,802,572
Fair value of collateral	388,752	347,343
Allowance for loan losses	1,167,311	1,288,068
Consumer Loans [Member]
Direct credits and allowances [Abstract]
Impaired loans	1,459,095	1,546,685
Fair value of collateral	439,736	370,790
Allowance for loan losses	S/ 1,203,250	S/ 1,314,373